Long-term Investments (Tables)	6 Months Ended
Jun. 30, 2017
Long-term Investments
Schedule of changes in the Group's long-term investments

	Cost Method	Equity Method	Available-for-Sale Securities	Total
	(In thousands)
Balance at December 31, 2016	$390,330	$4,329	$5,274	$399,933
Investments made	20,902	—	—	20,902
Gain from equity method investment	—	210	—	210
Dividend from equity method investment	—	(267)	—	(267)
Impairment on investments	(1,384)	—	—	(1,384)
Unrealized loss	—	—	(901)	(901)
Currency translation adjustment	1,111	107	—	1,218

Balance at June 30, 2017	$410,959	$4,379	$4,373	$419,711